Post-Employment and Other Long-Term Employees Benefits - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Pension plans with accumulated benefit obligations in excess of plan assets, accumulated benefit obligation	$ 570	$ 494
Pension plans with accumulated benefit obligations in excess of plan assets, fair value of plan assets	203	175
Pension plans with expected projected benefit obligations in excess of plan assets, projected benefit obligation	516	492
Pension and other postretirement benefits cost (reversal of cost)	19	15	$ 19
Accrued benefits related to defined contribution pension plans	30	25
Annual cost of defined contribution plans	119	117	$ 114
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension plans with benefit obligations in excess of plan assets, benefit obligation	1,050	967
Employer contributions	21	$ 25
Expected contribution in cash	$ 31